SHARE CAPITAL AND RESERVES (Details 2)	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares
Statement [Line Items]
Risk-free rate		2.66%
Weighted average fair value per option | (per share)	$ 0.821	$ 0.576
Expected dividends	0.00%	0.00%
Expected life		5 years
Expected volatility		120.00%
Minimum
Statement [Line Items]
Risk-free rate	2.66%
Expected life	2 years
Expected volatility	99.00%
Maximum
Statement [Line Items]
Risk-free rate	2.86%
Expected life	5 years
Expected volatility	114.00%